Note 16 - Significant Investments (Detail)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[4]
Huarong Rongde Asset Management Company Ltd [Member]
Significant Investments [Line Items]
Principal place of business	Beijing, China
Nature of relationship	Strategic investment
Ownership percentage	40.70%	[1]	40.70%	[2],[3]	40.70%
Harvest Fund Management Co., LTD [Member]
Significant Investments [Line Items]
Principal place of business	Shanghai, China
Nature of relationship	Strategic investment
Ownership percentage	30.00%	[1],[5]	30.00%	[6]

[1]	The Group has significant influence over these investees through its holding percentage and representation on the board seats
[2]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[3]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[4]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[5]	December 31, 2023 numbers are based on 2023 unaudited financials
[6]	December 31, 2022 numbers are based on 2022 audited financials